Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee approves and grants annual equity awards in the third quarter each year. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. We do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. We did not grant any stock option awards in 2025.
Award Timing Method	The Compensation Committee approves and grants annual equity awards in the third quarter each year. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. We do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false